Document and Entity Information	Dec. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 15, 2023
Entity Registrant Name	Santander Holdings USA, Inc.
Entity Incorporation State Country Code	VA
Entity File Number	1-16581
Entity Tax Identification Number	23-2453088
Entity Address Address Line 1	75 State Street
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02109
City Area Code	800
Local Phone Number	493-8219
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000811830